Real Estate Schedule of Real Estate Properties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Real Estate [Abstract]
Land	$ 4,342,951	$ 2,496,547
Land held for future development	297,376	271,189
Buildings and improvements	10,742,370	9,191,497
Tenant improvements	1,617,401	1,435,508
Furniture, fixtures and equipment	25,164	23,441
Construction in progress	1,523,179	1,036,780
Total	18,548,441	14,454,962
Less: accumulated depreciation	(3,096,910)	(2,876,983)
Total real estate	$ 15,451,531	$ 11,577,979